Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2023 GBP (£) component segment	Dec. 31, 2022 GBP (£)
Revenue from contracts with customers
Number of material segments | segment			1
Number of main components of revenue | component			3
Revenue from contracts with customers	£ 225,756	£ 167,368	£ 382,852	£ 311,022
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	71,762	78,689	162,143	166,077
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	39,156	50,423	95,322	108,234
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	32,606	28,266	66,821	57,843
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	106,440	58,789	145,787	93,792
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	59,734	44,399	89,678	72,026
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	45,177	12,895	52,692	18,582
Other
Revenue from contracts with customers
Revenue from contracts with customers	1,529	1,495	3,417	3,184
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 47,554	£ 29,890	£ 74,922	£ 51,153